Pay vs Performance Disclosure - USD ($)		2 Months Ended	12 Months Ended
		Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance Table

Year	Summary compensation table total for PEO ($) (Mr. Jaramillo) (1)	Compensation actually paid to PEO ($) (Mr. Jaramillo) (2)	Summary compensation table total for PEO ($) (Mr. Erb) (1)	Compensation actually paid to PEO ($) (Mr. Erb) (2)
2025	324,328	324,328	336,180	313,320
2024	409,408	387,861	-	-
2023	606,603	423,659	-	-

Year	Average summary compensation table total for non-PEO named executive officers ($)(3)	Average compensation actually paid to non-PEO named executive officers ($)(4)	Value of initial fixed $100 investment based on Total shareholder return ($)(5)	Net loss ($)(6)
2025	306,100	306,100	$0.17	17,521,000
2024	288,472	271,930	$0.03	11,165,000
2023	446,458	351,185	$0.47	20,209,000

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for each of Mr. Erb and Mr. Jaramillo for each corresponding year in which they served as PEO. Mr. Jaramillo was our PEO from 2023 to February 2025, and Mr. Erb was our PEO from February 2025 to December 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo includes $224,561.19 of Separation Pay in 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Erb includes $49,300 and $8,036 of compensation for service as Chairman of the Board in 2024 and 2025, respectively. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025.

(2)	The amounts reported in this column represent CAP for Mr. Erb and Mr. Jaramillo for each corresponding year in which they served as PEO computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Erb or Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Erb’s and Mr. Jaramillo’s total compensation.

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Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
Mr. Jaramillo
2025	324,328	-	-	+	-	=	324,328
2024	409,408	-	-	+	(21,547)	=	387,861
2023	606,603	-	168,891	+	(14,053)	=	423,659
Mr. Erb
2025	336,180	-	24,897	+	2,040	=	313,320

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for each of Mr. Erb and Mr. Jaramillo for the years in which they served as PEO are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Mr. Jaramillo
2025	-	-	0	-	-	0	-
2024	-	(9,977)	0	(1,254)	(10,316)	0	(21,547)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
Mr. Erb
2025	2,040	-	0	-	-	0	2,040

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025. The names of each of the other NEOs (excluding Mr. Erb and Mr. Jaramillo) Included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023, Mr. Ayotte and Mr. Scott for 2024, and Mr. Ayotte and Mr. Scott for 2025. Since Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023 and Mr. Scott served as Chief Financial Officer for a portion of 2025, the compensation of each such non-PEO NEO has been included for purposes of calculating the average summary compensation table total in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year. Mr. Erb’s compensation for 2025 has not been included for purposes of calculating the average summary compensation total in that year.
(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, and Mr. Scott served as Chief Financial Officer for a portion of 2025, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	306,099	-	-	+	-	=	306,099
2024	288,472	-	-	+	(16,542)	=	271,930
2023	297,639	-	97,176	+	1,903	=	202,366

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	-	-	0	-	-	0	-
2024	-	(6,517)	0	(3,255)	(6,770)	0	(16,542)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903

(5)	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for each of Mr. Erb and Mr. Jaramillo for each corresponding year in which they served as PEO. Mr. Jaramillo was our PEO from 2023 to February 2025, and Mr. Erb was our PEO from February 2025 to December 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo includes $224,561.19 of Separation Pay in 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Erb includes $49,300 and $8,036 of compensation for service as Chairman of the Board in 2024 and 2025, respectively. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025.

Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
Mr. Jaramillo
2025	324,328	-	-	+	-	=	324,328
2024	409,408	-	-	+	(21,547)	=	387,861
2023	606,603	-	168,891	+	(14,053)	=	423,659
Mr. Erb
2025	336,180	-	24,897	+	2,040	=	313,320

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for each of Mr. Erb and Mr. Jaramillo for the years in which they served as PEO are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Mr. Jaramillo
2025	-	-	0	-	-	0	-
2024	-	(9,977)	0	(1,254)	(10,316)	0	(21,547)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
Mr. Erb
2025	2,040	-	0	-	-	0	2,040

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025. The names of each of the other NEOs (excluding Mr. Erb and Mr. Jaramillo) Included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023, Mr. Ayotte and Mr. Scott for 2024, and Mr. Ayotte and Mr. Scott for 2025. Since Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023 and Mr. Scott served as Chief Financial Officer for a portion of 2025, the compensation of each such non-PEO NEO has been included for purposes of calculating the average summary compensation table total in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year. Mr. Erb’s compensation for 2025 has not been included for purposes of calculating the average summary compensation total in that year.

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(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, and Mr. Scott served as Chief Financial Officer for a portion of 2025, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year.

Non-PEO NEO Average Total Compensation Amount	[1]		$ 306,100	$ 288,472	$ 446,458
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 306,100	271,930	351,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	306,099	-	-	+	-	=	306,099
2024	288,472	-	-	+	(16,542)	=	271,930
2023	297,639	-	97,176	+	1,903	=	202,366

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	-	-	0	-	-	0	-
2024	-	(6,517)	0	(3,255)	(6,770)	0	(16,542)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903

(5)	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	[3]		$ 0.17	0.03	0.47
Net Income (Loss)	[4]		$ 17,521,000	11,165,000	20,209,000
Additional 402(v) Disclosure

The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including Compensation Actually Paid (CAP), as required by Item 402(v) of Regulation S-K. The Compensation Committee does not use TSR or net income in its compensation programs. However, we do utilize several other performance measures to align executive compensation with our performance, see “Named Executive Officer Compensation.” Part of the compensation our non-PEO NEOs are eligible to receive consists of annual discretionary bonuses equal to 25% of the total bonus opportunity per non-PEO NEO that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement toward these goals, subject to certain criteria. The PEO’s bonus opportunity for each of 2025 and 2024 was based solely on the achievement of corporate objectives.

●	For 2025, the compensation actually paid for the PEO and the non-PEO NEOs as a percentage of net loss was approximately 3.6% and 1.7%, respectively.
●	For 2024, the compensation actually paid for the PEO and the non-PEO NEOs as a percentage of net loss was approximately 3.5% and 2.4%, respectively.

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●	For 2023, the compensation actually paid for the PEO and the non-PEO NEOs as a percentage of net loss was approximately 2.1% and 1.7%, respectively.
●	Compensation actually paid to the PEO increased by $249,787, or approximately 64.4%, in 2025.
●	Average compensation actually paid to the remaining non-PEO NEOs increased by $34,170, or approximately 12.6%, in 2025.

●	TSR decreased from $5.46 in 2024 to $3.73 in 2025, or approximately 31.7%.
●	TSR increased from $5.42 in 2023 to $5.46 in 2024, or approximately 0.8%.
●	Net Loss increased approximately 56.7% from 2024 to 2025.
●	Net Loss decreased approximately 44.8% from 2023 to 2024.
●	Net Sales Growth was (1.4)% in 2024 and (5.4)% in 2025
●	Net Sales Growth was 3.8% in 2023 and (1.4)% in 2024.

The changes in compensation actually paid to our PEO during such periods as described in the pay versus performance table were largely driven by the fact that we had two PEOs in 2025, one of whom (Mr. Jaramillo) received separation pay in the amount of $224,561 that is included in the calculations of total compensation and compensation actually paid for Mr. Jaramillo in such period. The changes in average compensation actually paid to our non-PEO NEOs reflect the fact that Mr. Ayotte received a one-time bonus in the amount of $10,000 for his temporary service leading the Company’s Human Resources and Regulatory functions during 2025.

Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (0)	(0)	6,481
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(6,517)	(1,452)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(3,255)	(1,633)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(6,770)	(1,493)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		(0)	(16,542)	1,903
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(0)	97,176
Mr Jaramillo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]		324,328	409,408	606,603
PEO Actually Paid Compensation Amount	[7]		324,328	$ 387,861	$ 423,659
PEO Name		Mr. Jaramillo		Mr. Jaramillo	Mr. Jaramillo
Mr Jaramillo [Member] | PEO [Member] | Reported Value O fEquity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(0)	$ (0)	$ 168,891
Mr Jaramillo [Member] | PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		(0)	(21,547)	(14,053)
Mr Jaramillo [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(0)	9,813
Mr Jaramillo [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(9,977)	(9,665)
Mr Jaramillo [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Mr Jaramillo [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(1,254)	(4,270)
Mr Jaramillo [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(10,316)	(9,931)
Mr Jaramillo [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Mr Jaramillo [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)	(21,547)	(14,053)
Mr Erb [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]		336,180	(0)	(0)
PEO Actually Paid Compensation Amount	[7]		$ 313,320	$ (0)	$ (0)
PEO Name			Mr. Erb
Mr Erb [Member] | PEO [Member] | Reported Value O fEquity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		$ 24,897
Mr Erb [Member] | PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		2,040
Mr Erb [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,040
Mr Erb [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)
Mr Erb [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr Erb [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)
Mr Erb [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(0)
Mr Erb [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr Erb [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 2,040

[1]	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025. The names of each of the other NEOs (excluding Mr. Erb and Mr. Jaramillo) Included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023, Mr. Ayotte and Mr. Scott for 2024, and Mr. Ayotte and Mr. Scott for 2025. Since Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023 and Mr. Scott served as Chief Financial Officer for a portion of 2025, the compensation of each such non-PEO NEO has been included for purposes of calculating the average summary compensation table total in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year. Mr. Erb’s compensation for 2025 has not been included for purposes of calculating the average summary compensation total in that year.
[2]	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, and Mr. Scott served as Chief Financial Officer for a portion of 2025, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in each respective year. In addition to serving as our PEO, Mr. Erb served as Interim Chief Financial Officer for a portion of 2025 and did not receive any additional compensation for serving in this role during the applicable year.
[3]	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.
[5]	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Erb and Mr. Jaramillo) are as follows:
[6]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for each of Mr. Erb and Mr. Jaramillo for each corresponding year in which they served as PEO. Mr. Jaramillo was our PEO from 2023 to February 2025, and Mr. Erb was our PEO from February 2025 to December 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo includes $224,561.19 of Separation Pay in 2025. The amount reported in the “Total” column of the Summary Compensation Table for Mr. Erb includes $49,300 and $8,036 of compensation for service as Chairman of the Board in 2024 and 2025, respectively. See “Named Executive Officer Compensation Tables - Summary Compensation Table for 2025 and 2024” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2024 and 2023” in our 2025 Definitive Proxy Statement filed with the SEC on April 14, 2025.
[7]	The amounts reported in this column represent CAP for Mr. Erb and Mr. Jaramillo for each corresponding year in which they served as PEO computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Erb or Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Erb’s and Mr. Jaramillo’s total compensation.
[8]	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[9]	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for each of Mr. Erb and Mr. Jaramillo for the years in which they served as PEO are as follows: